Loan Capital - Additional Tier 1 loan capital - Other (Details) - Additional Tier 1 (AT1) loan capital	12 Months Ended
Sep. 30, 2018 D
Disclosure of detailed information about borrowings [line items]
Number of business days for payment of dividend, distribution or interest	20
Number of business days prior to scheduled conversion date to determine share price	20
Discount rate on share price upon conversion	1.00%
Common Equity Tier 1 Capital ratio, maximum	5.125%
Number of business days prior to capital trigger event date or non-viability trigger event date to determine share price for conversion	5
Discount rate on share price which determined based on capital trigger event date or non-viability trigger event date	1.00%
Percentage of share price to determine maximum conversion number	20.00%